Average Annual Total Returns - VIPAssetManagerPortfolio-InvestorPRO - VIPAssetManagerPortfolio-InvestorPRO - VIP Asset Manager Portfolio	Apr. 29, 2023
VIP Asset Manager Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(15.00%)
Past 5 years	3.67%
Past 10 years	5.57%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0001
Average Annual Return:
Past 1 year	(13.96%)
Past 5 years	3.71%
Past 10 years	5.65%